Exhibit 99.1

CNH Equipment Trust 2013-A
$256,800,000 Class A-1 0.23000% Asset Backed Notes due March 14, 2014
$380,800,000 Class A-2 0.44000% Asset Backed Notes due July 15, 2016
$0 Class A-2b Floating Rate Asset Backed Notes
$398,000,000 Class A-3 0.690% Asset Backed Notes due June 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$188,506,000 Class A-4 1.010% Asset Backed Notes due February 18, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$28,176,000 Class B 1.360% Asset Backed Notes due August 17, 2020
$0 Asset Backed Certificate

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnh.com
For additional information consult http://investors.cnh.com
Cutoff Date		5/31/2013
Date Added		1/31/2013
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	461,065.25	0.00	0.00	0.00
	1	3,589,500.33	0.00	0.00	0.00
	2	5,981,151.85	0.00	0.00	0.00
	3	3,930,090.80	0.00	0.00	0.00
	4	4,137,566.27	0.00	0.00	0.00
	5	7,393,282.35	0.00	0.00	0.00
	6	47,616,692.80	0.00	0.00	0.00
	7	89,631,228.69	0.00	0.00	0.00
	8	84,872,313.22	0.00	0.00	0.00
	9	7,913,893.61	0.00	0.00	0.00
	10	5,775,232.63	0.00	0.00	0.00
	11	5,356,305.17	0.00	0.00	0.00
	12	4,325,649.54	0.00	0.00	0.00
	13	4,980,214.52	0.00	0.00	0.00
	14	5,812,053.62	0.00	0.00	0.00
	15	3,744,749.16	0.00	0.00	0.00
	16	3,933,604.11	0.00	0.00	0.00
	17	7,161,163.03	0.00	0.00	0.00
	18	47,560,370.85	0.00	0.00	0.00
	19	89,211,454.89	0.00	0.00	0.00
	20	84,630,488.41	0.00	0.00	0.00
	21	7,834,399.55	0.00	0.00	0.00
	22	5,701,257.62	0.00	0.00	0.00
	23	5,220,835.00	0.00	0.00	0.00
	24	4,229,482.11	0.00	0.00	0.00
	25	4,927,591.49	0.00	0.00	0.00
	26	5,693,554.19	0.00	0.00	0.00
	27	3,642,773.79	0.00	0.00	0.00
	28	3,859,490.96	0.00	0.00	0.00
	29	6,971,054.63	0.00	0.00	0.00
	30	46,834,847.38	0.00	0.00	0.00
	31	86,933,066.03	0.00	0.00	0.00
	32	83,152,505.02	0.00	0.00	0.00
	33	7,343,054.61	0.00	0.00	0.00
	34	5,265,529.89	0.00	0.00	0.00
	35	4,636,108.21	0.00	0.00	0.00
	36	3,858,986.20	0.00	0.00	0.00
	37	4,528,919.05	0.00	0.00	0.00
	38	4,983,377.52	0.00	0.00	0.00
	39	3,011,157.11	0.00	0.00	0.00
	40	3,207,889.02	0.00	0.00	0.00
	41	5,979,464.38	0.00	0.00	0.00
	42	43,599,695.54	0.00	0.00	0.00
	43	81,010,057.85	0.00	0.00	0.00
	44	77,751,889.30	0.00	0.00	0.00
	45	6,743,546.02	0.00	0.00	0.00
	46	4,559,363.71	0.00	0.00	0.00
	47	3,956,851.06	0.00	0.00	0.00
	48	3,089,902.29	0.00	0.00	0.00
	49	3,737,018.98	0.00	0.00	0.00
	50	4,269,203.02	0.00	0.00	0.00
	51	2,624,626.10	0.00	0.00	0.00
	52	2,962,281.77	0.00	0.00	0.00
	53	6,017,570.52	0.00	0.00	0.00
	54	42,830,139.90	0.00	0.00	0.00
	55	76,945,150.13	0.00	0.00	0.00
	56	72,287,322.81	0.00	0.00	0.00
	57	3,302,923.06	0.00	0.00	0.00
	58	1,150,441.07	0.00	0.00	0.00
	59	957,617.22	0.00	0.00	0.00
	60	616,355.62	0.00	0.00	0.00
	61	634,606.82	0.00	0.00	0.00
	62	1,015,122.27	0.00	0.00	0.00
	63	295,647.33	0.00	0.00	0.00
	64	245,812.03	0.00	0.00	0.00
	65	1,338,406.93	0.00	0.00	0.00
	66	8,909,630.08	0.00	0.00	0.00
	67	14,416,631.41	0.00	0.00	0.00
	68	13,833,607.41	0.00	0.00	0.00
	69	489,939.64	0.00	0.00	0.00
	70	394,789.58	0.00	0.00	0.00
	71	435,807.82	0.00	0.00	0.00
	72	203,729.01	0.00	0.00	0.00
	73	171,059.65	0.00	0.00	0.00
	74	181,879.64	0.00	0.00	0.00
	75	123,839.36	0.00	0.00	0.00
	76	53,521.02	0.00	0.00	0.00
	77	725,888.25	0.00	0.00	0.00
	78	1,827,662.94	0.00	0.00	0.00
	79	3,604,072.84	0.00	0.00	0.00
	80	3,107,343.66	0.00	0.00	0.00
	81	0.00	0.00	0.00	0.00
	82	0.00	0.00	0.00	0.00
	83	0.00	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	1,316,254,368.52	0.00	0.00	0.00
Discount Rate		3.450%	3.450%	3.450%	3.450%
Beginning Contract Value		1,213,978,754.52	0.00	0.00	0.00
Scheduled Contract Value Decline		6,802,713.72	0.00	0.00	0.00
Unscheduled Contract Value Decline		2,388,853.47	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		1,204,787,187.33	0.00	0.00	0.00
Aggregate Outstanding Balance		1,238,007,030.19

CNH Equipment Trust 2013-A
$256,800,000 Class A-1 0.23000% Asset Backed Notes due March 14, 2014
$380,800,000 Class A-2 0.44000% Asset Backed Notes due July 15, 2016
$0 Class A-2b Floating Rate Asset Backed Notes
$398,000,000 Class A-3 0.690% Asset Backed Notes due June 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$188,506,000 Class A-4 1.010% Asset Backed Notes due February 18, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$28,176,000 Class B 1.360% Asset Backed Notes due August 17, 2020
$0 Asset Backed Certificate

Dated Date (30/360)	5/15/2013
Dated Date (act/360)	5/15/2013
Scheduled Payment Date	6/15/2013
Actual Payment Date	6/17/2013
Days in accrual period (30/360)	30
Days in accrual period (act/360)	33
Note Distribution Account Deposit	$3,466,452.82
Certificate Distribution Account deposit	$0.00
First Principal Payment Amount	$0.00
Note Monthly Principal Distributable Amount	$2,862,652.08
Spread Account Initial Deposit	$28,176,347.29
Amount required to be deposited into the Collection Account during the calendar month	$12,820,224.23

Collateral Summary
Wtd. Average Discount Rate	3.450%
Beginning Contract Value	1,213,978,754.52
Scheduled Contract Value Decline	6,802,713.72
Unscheduled Contract Value Decline	2,388,853.47
Additional Contract Value Purchased	0.00
Ending Contract Value	1,204,787,187.33

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	1,213,978,754.52
Pool Balance as of end of last day of preceding Collection Period	1,213,978,754.52
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	1,204,787,187.33

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$12,820,224.23

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$12,820,224.23

Reinvestment Income (excluding Pre-funding Account)	$1,790.16

Total Collections + Reinvestment Income For The Period	$12,822,014.39

CNH Equipment Trust 2013-A
$256,800,000 Class A-1 0.23000% Asset Backed Notes due March 14, 2014
$380,800,000 Class A-2 0.44000% Asset Backed Notes due July 15, 2016
$0 Class A-2b Floating Rate Asset Backed Notes
$398,000,000 Class A-3 0.690% Asset Backed Notes due June 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$188,506,000 Class A-4 1.010% Asset Backed Notes due February 18, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$28,176,000 Class B 1.360% Asset Backed Notes due August 17, 2020
$0 Asset Backed Certificate

	Actual Payment Date	General	Party Receiving		6/17/2013
		Purpose of	Fee or Expense
	Calculation of Distributable Amounts	Fee or Expense	Amount
	Backup Servicer Engaged?				NO

	CNH				CNH
	Current Servicing Fee Due				$1,011,648.96
	Past Due Servicing Fee				$0.00
	Total Servicing Fee Due	Provide for servicer as required	NH Credit		$1,011,648.96
			Company LLC
	Current Administration Fee Due	$500.00			$166.67
	Past Due Administration Fee				$0.00
	Total Administration Fee Due	Provide for trust administrator	CNH Capital		$166.67
			America LLC

	Reimburseable Expenses of the Servicer Due				$0.00
	Past Due Reimburseable Expenses of the Servicer				$0.00
	Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer	NH Credit		$0.00
			Company LLC
	Total Principal Balance of Notes (Beginning of Period)				$1,207,649,839.41
	A-1 notes Beginning Principal balance				$212,167,839.41
	A-2a notes Beginning Principal balance				$380,800,000.00
	A-3a notes Beginning Principal balance				$398,000,000.00
	A-4a notes Beginning Principal balance				$188,506,000.00
	B notes Beginning Principal balance				$28,176,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	0.23000%	0.23000%	act/360	$44,732.05
A-2a notes Current Interest Due	Fix	0.44000%	0.44000%	30/360	$139,626.67
A-3a notes Current Interest Due	Fix	0.69000%	0.69000%	30/360	$228,850.00
A-4a notes Current Interest Due	Fix	1.01000%	1.01000%	30/360	$158,659.22
B notes Current Interest Due	Fix	1.36000%	1.36000%	30/360	$31,932.80

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-3a notes Past Due Interest					$0.00
A-4a notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-3a notes Interest Due on Past Due Interest					$0.00
A-4a notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$44,732.05
A-2a notes Total Interest Due					$139,626.67
A-3a notes Total Interest Due					$228,850.00
A-4a notes Total Interest Due					$158,659.22
B notes Total Interest Due					$31,932.80

A-1 notes Principal Due					$2,862,652.08
A-2a notes Principal Due					$0.00
A-3a notes Principal Due					$0.00
A-4a notes Principal Due					$0.00
Class B notes Principal Due					$0.00

Total notes Interest Due					$603,800.74
Total notes Principal Due					$2,862,652.08
Total notes Distributable Amount					$3,466,452.82

CNH Equipment Trust 2013-A
$256,800,000 Class A-1 0.23000% Asset Backed Notes due March 14, 2014
$380,800,000 Class A-2 0.44000% Asset Backed Notes due July 15, 2016
$0 Class A-2b Floating Rate Asset Backed Notes
$398,000,000 Class A-3 0.690% Asset Backed Notes due June 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$188,506,000 Class A-4 1.010% Asset Backed Notes due February 18, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$28,176,000 Class B 1.360% Asset Backed Notes due August 17, 2020
$0 Asset Backed Certificate

Actual Payment Date	6/17/2013

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$12,822,014.39

Beginning Spread Account Balance	$28,176,347.29
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$12,822,014.39

Cash Allocation (Cashflow Waterfall)		Available
		Cash
		12,822,014.39
Servicing Fee Paid	$1,011,648.96
Servicing Fee Shortfall	$0.00
		$11,810,365.43
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$11,810,198.76

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$11,810,198.76

Cash Available to Pay Note Interest	$11,810,198.76
Cash Available to Pay Termination Payment	$11,810,198.76

Class A-1 notes Interest Paid	$44,732.05
Class A-2a notes Interest Paid	$139,626.67
Class A-3a notes Interest Paid	$228,850.00
Class A-4a notes Interest Paid	$158,659.22
		$11,238,330.82
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$0.00
		$11,238,330.82
Class B notes Interest Paid	$31,932.80
Class B notes Interest Shortfall	$0.00
		$11,206,398.02
Class A-1 notes Principal Paid	$11,206,398.02
Class A-2a notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$0.00
Class A-4a notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

		0.00
Deposits to Spread Account	$0.00

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		$0.00
		$0.00
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$0.00
Total Principal Balance of Notes (End of Period)	$1,196,443,441.39
A-1 notes Ending Principal balance	$200,961,441.39
A-2a notes Ending Principal balance	$380,800,000.00
A-3a notes Ending Principal balance	$398,000,000.00
A-4a notes Ending Principal balance	$188,506,000.00
B notes Ending Principal balance	$28,176,000.00

Release to Seller as Excess	$0.00	$0.00

CNH Equipment Trust 2013-A
$256,800,000 Class A-1 0.23000% Asset Backed Notes due March 14, 2014
$380,800,000 Class A-2 0.44000% Asset Backed Notes due July 15, 2016
$0 Class A-2b Floating Rate Asset Backed Notes
$398,000,000 Class A-3 0.690% Asset Backed Notes due June 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$188,506,000 Class A-4 1.010% Asset Backed Notes due February 18, 2020
$0 Class A-4b Floating Rate Asset Backed Notes
$28,176,000 Class B 1.360% Asset Backed Notes due August 17, 2020
$0 Asset Backed Certificate

Actual Payment Date					6/17/2013

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$1,207,649,839.41	0.9643593	$964.36
A-1 notes Beginning Principal balance					$212,167,839.41	0.8261988	$826.20
A-2a notes Beginning Principal balance					$380,800,000.00	1.0000000	$1,000.00
A-3a notes Beginning Principal balance					$398,000,000.00	1.0000000	$1,000.00
A-4a notes Beginning Principal balance					$188,506,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$28,176,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$1,196,443,441.39	0.9554106	$955.41
A-1 notes Ending Principal balance		0.45	$256,800,000.00		$200,961,441.39	0.7825601	$782.56
A-2a notes Ending Principal balance		1.19	$380,800,000.00		$380,800,000.00	1.0000000	$1,000.00
A-3a notes Ending Principal balance		2.48	$398,000,000.00		$398,000,000.00	1.0000000	$1,000.00
A-4a notes Ending Principal balance		3.91	$188,506,000.00		$188,506,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		3.98	$28,176,000.00		$28,176,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$44,732.05	0.0001742	$0.17
Class A-2a notes Interest Paid					$139,626.67	0.0003667	$0.37
Class A-3a notes Interest Paid					$228,850.00	0.0005750	$0.58
Class A-4a notes Interest Paid					$158,659.22	0.0008417	$0.84
Class B notes Interest Paid					$31,932.80	0.0011333	$1.13

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid					$11,206,398.02	0.0436386	$43.64
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4a notes Principal Paid					$0.00	0.0000000	$0.00
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.25%		$0.00
Spread Account Test - 3 Month Average Delinquency Ratio					0.0003%
Spread Account Test - Cumulative Net Loss Ratio					0.0079%
Spread Account Test Met	Original	August 15, 2014	February 15, 2015	August 15, 2015	NO
Required Spread Account Target	2.25%	2.00%	1.75%	1.50%	$28,176,347.29
Required Spread Account			February 15, 2016		$28,176,347.29
Beginning Spread Account Balance				1.15%	$28,176,347.29
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$28,176,347.29

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	15,438	1/31/13	2/21/13	1,252,282,101.92
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	15,438			1,252,282,101.92

Total Release to Seller					$1,011,815.63

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the
Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Aug-14	1.75%
Feb-15	2.50%
Aug-15	3.00%
Feb-16	3.50%
Second Prior Month Delinquency Ratio		0.0000%
Prior Month Delinquency Ratio		0.0001%
Current Month Delinquency Ratio		0.0009%
3 Month Average Delinquency Ratio		0.0003%

Test			Variance	Trigger
Current Distribution Date		6/15/2013
(1) Is current distribution month August, 2014 or February, 2015, or August, 2015 or February, 2016 ?		NO
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?		NO	-0.0003%	0.00%
If both (1) and (2) are "YES" then see Cumulative Net Loss Ratio		NO

Cumulative Net Loss Ratio Test**
Payment Date
Aug-14	0.40%
Feb-15	0.55%
Aug-15	0.65%
Feb-16	0.75%
Cumulative Net Loss Ratio		0.0079%

Test			Variance	Trigger
(1) Is current distribution month August, 2014 or February, 2015, or August, 2015 or February, 2016 ?		NO
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?		NO	-0.0079%	0.00%
If both (1) and (2) are "YES" then see next test below		NO

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.00% at August 2014 and/or 1.75% at February 2015 and/or 1.50% at August 2015 and/or 1.15% at February 2016

		NO

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months. The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

Number of Loans at Beginning of Period		15,067
Number of Loans at End of Period		14,982

Weighted Average Coupon on Receivables		1.10
Weighted Average Original Term on Receivables		60.84
Weighted Average Remaining Term on Receivables		55.21

Pool Factor		0.95541
A-1 Note Pool Factor		0.78256
A-2a Note Pool Factor		1.00000
A-3a Note Pool Factor		1.00000
A-4a Note Pool Factor		1.00000
B Note Pool Factor		1.00000
Unscheduled Contract Value decline - monthly		2,388,853.47
Unscheduled Contract Value decline - LTD		17,115,934.58

Collateral Performance

Contractural Delinquency: (Excluding Liquidated and Purchased Contracts)		Count	%	Amount	%
< 31 Days delinquent		122	0.81%	4,798,941.66	0.39%
31-60 Days delinquent		14	0.09%	751,835.13	0.06%
61-90 Days delinquent		1	0.01%	99,301.99	0.01%
91-120 Days delinquent		2	0.01%	317,603.06	0.03%
121-150 Days delinquent		0	0.00%	0.00	0.00%
151-180 Days delinquent		0	0.00%	0.00	0.00%
181 + Days delinquent		0	0.00%	0.00	0.00%
TOTAL	(Delinquency data is for total contract balance past due)	139	0.93%	5,967,681.84	0.48%

Scheduled Amounts 30 - 59 days past due		$22,070.14	0.00%
Scheduled Amounts 60 days or more past due		$10,602.29	0.00%

Losses on Liquidated Receivables		Month $	Month #	LTD $	LTD #

Gross Losses (1)		$-	-	$99,046.87	3

Net Loss as % of the Average Portfolio Balance		0.000%		0.008%
Net Loss as a % of the Initial Deal Size		0.000%		0.008%
Average Net Loss on all assets that have experienced a net loss				33,015.62

Realized Losses

Net Losses on Liquidated Receivables		$0.00	0.00%
Write Down Amount on 180 Day Receivables		$0.00
Monthly Realized Losses (Total)		$0.00

Cumulative Net Losses on Liquidated Receivables		$99,046.87
Cumulative Write Down Amount on 180 Day Receivables		$0.00
Cumulative Realized Losses (Total)		$99,046.87

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning)		$230,493.78
Repossessed Equipment not Sold or Reassigned (End)		$230,493.78

Outstanding Balance of 180 Day Receivables (Beg of month)		$0.00
Outstanding Balance of 180 Day Receivables (End of month)		$0.00

(1) The realizable estimated loss at the time of repossession or full charge-off if written off without a repossession
(2) Recovery of any estimated loss amount after the sale of repossessed equipment or from the defaulted obligor.

(3) Sum of the monthly loss number of accounts will not equal the life-to-date number of accounts due to loss activity on the same account in multiple months.  Duplicate accounts in multiple months have been removed.

(4) Outstanding balance of 180-day receivables is equal to principal and other fees.

STATEMENTS TO NOTEHOLDERS

1         Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period,  re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

		NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount		Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

3/15/2013
4/15/2013
5/15/2013
6/17/2013		44,732.05
7/15/2013		35,949.77
8/15/2013		39,801.53
9/16/2013		41,085.45
10/15/2013		37,233.69
11/15/2013		39,801.53
12/16/2013		39,801.53
1/15/2014		38,517.61
2/17/2014		42,369.37
3/17/2014		35,949.77

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		200,961,441.39
3. Final Scheduled Maturity Date		March 14,2014

Distribution Amount		Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)		139,626.67	228,850.00	158,659.22

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		380,800,000.00	398,000,000.00	188,506,000.00
3. Final Scheduled Maturity Date		July 15, 2016	June 15, 2018	February 18, 2020

Distribution Amount		Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)		31,932.80

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date		28,176,000.00
3. Final Scheduled Maturity Date		August 17, 2020